CSMC 2021-RPL5 Trust

Exhibit 99.18

CS ID	Recovco ID	Loan #1	Loan #2	Loan #3	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Grade 3 Exceptions	Grade 2 Exceptions	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
433145325	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	New Jersey	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable			Minimal	Pass	Pass	No Result	Pass
433145275	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Ohio	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	2: Acceptable with Warnings		* Good Faith Estimate missing or unexecuted (Lvl 2)	Minimal	Pass	Pass	No Result	Not Covered
433145290	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	California	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	2: Acceptable with Warnings	* 2nd Mortgage / HELOC Terms required (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
												* Application Missing (Lvl 2)	Minimal	Pass	Pass	No Result	Pass
433145282	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	New York	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable			Minimal	Pass	Pass	No Result	Pass
433145278	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Texas	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	2: Acceptable with Warnings		* Credit report >90 days old at closing (Lvl 2)	Minimal	Not Covered	Pass	No Result	Pass
433145267	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	California	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	1: Acceptable			Minimal	Not Covered	Pass	No Result	Pass
433145281	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	California	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	2: Acceptable with Warnings		* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	Minimal	Pass	Pass	No Result	Pass
433145272	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Georgia	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	1: Acceptable			Minimal	Pass	Pass	No Result	Not Covered
433145277	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Oklahoma	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
												* Final Application is missing (Lvl 2)	Minimal	Pass	Pass	No Result	Not Covered
433145274	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Georgia	XXX,XXX.XX	XX/XX/XXXX	Investor	Refinance	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Settlement date is different from note date (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
												* Missing credit report (Lvl 2)	Moderate	Not Covered	Fail	No Result	Not Covered
433145287	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Florida	XXX,XXX.XX	XX/XX/XXXX	Investor	Cash Out	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
												* Transmittal (1008) is Missing (Lvl 2)	Minimal	Not Covered	Pass	No Result	Pass
433145279	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	California	XXX,XXX.XX	XX/XX/XXXX	Primary	Refinance	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
												* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	Moderate	Pass	Fail	No Result	Pass
433145284	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	New Jersey	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
												* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."	Moderate	Not Covered	Fail	No Result	Pass
433145270	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	North Carolina	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
												* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."	Moderate	Not Covered	Fail	No Result	Pass
433145276	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Virginia	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Application Missing (Lvl 2)
												* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."	Moderate	Not Covered	Fail	No Result	Not Covered
433145292	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Virginia	XXX,XXX.XX	XX/XX/XXXX	Primary	Cash Out	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
												* Final 1003 is Missing (Lvl 2) "The loan file did not contain the final application."	Moderate	Pass	Fail	No Result	Not Covered
433145269	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Washington D.C.	XXX,XXX.XX	XX/XX/XXXX	Primary	Purchase	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2) "The loan file did not contain the Final 1003."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Doc (Lvl 2) "The loan file did not contain a copy of the Second Lien Note."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
												* Transmittal (1008) is Missing (Lvl 2)	Moderate	Not Covered	Fail	No Result	Pass
433145280	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	California	XXX,XXX.XX	XX/XX/XXXX	Primary	Refinance	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The loan file did not contain the Affiliated Business Disclosure. A final Affiliated Business Disclosure was provided on page 1852."
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
												* Missing credit report (Lvl 2)	Moderate	Pass	Fail	No Result	Pass